Cover Page	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	Mexican Petroleum
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Central Index Key	0000932782
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2026